Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Repurchase agreements
Total repurchase agreements	¥ 5,965,976	¥ 45,250,000
Financial Institution [Member]
Repurchase agreements
Fixed interest rate per annum	13.80%
Term	Within 1 year
Total repurchase agreements	¥ 5,965,976	45,250,000
Interest Payable Financial Institution [Member]
Repurchase agreements
Total repurchase agreements